Business Combination - Schedule of Purchase Price Allocation (Details) - Spaceship [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Purchase Price Allocation [Line Items]
Common shares issued	$ 12,229
Cash	2,914
Contingent consideration	3,495
Holdback shares liability	2,158
Total consideration	20,796
Cash and cash equivalents	2,305
Current assets	2,007
Technology - IP (8 year estimated useful life)	4,553
Customer Relationships - (5-8 year estimated useful life)	1,570
Trademark	563
Current liabilities	(801)
Deferred tax liabilities	(640)
Net assets acquired	9,557
Goodwill	$ 11,239